Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2011
Basis of Presentation and General Information
Basis of Presentation and General Information

1.Basis of Presentation and General Information

Basis of Presentation: Paragon Shipping Inc. (Paragon) is a public company incorporated in the Republic of the Marshall Islands on April 26, 2006 and is engaged in the ocean transportation of cargoes and containers worldwide through the ownership and operation of drybulk carrier and container vessels. In December 2006, the Company established a branch in Greece under the provision of Law 89 of 1967, as amended.

The accompanying consolidated financial statements include the accounts of Paragon Shipping Inc. and its wholly-owned subsidiaries (collectively the “Company”) as discussed below.

Drybulk Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Co.	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Opera Navigation Co.	December 21, 2006	Marshall Islands	Crystal Seas (1)	January 2007	1995	43,222
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151

Container Vessel Owning Subsidiaries:

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	TEU
Ardelia Navigation Ltd.	June 15, 2010	Liberia	Box Voyager (1)	July 2010	2010	3,426
Eridanus Trading Co.	July 1, 2010	Liberia	Box Trader (1)	August 2010	2010	3,426
Delphis Shipping S.A.	February 7, 2011	Liberia	CMA CGM Kingfish (1)	April 2011	2007	5,095

(1)M/V Crystal Seas was sold and delivered to an unrelated third party on November 2, 2011

Box Voyager and Box Trader were sold and delivered to Box Ships Inc. on April 29, 2011

CMA CGM Kingfish was sold and delivered to Box Ships Inc. on May 19, 2011

Newbuildings

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT / TEU
Irises Shipping Ltd.	October 6, 2009	Marshall Islands	656 (1)	Containership	2013	4,800 TEU
Coral Ventures Inc.	August 5, 2009	Liberia	604	Drybulk Carrier	2012	37,200 Dwt
Ovation Services Ltd.	September 16, 2009	Marshall Islands	619 (1)	Drybulk Carrier	2012	82,000 Dwt
Winselet Shipping & Trading Co.	April 6, 2010	Liberia	605	Drybulk Carrier	2012	37,200 Dwt
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	657 (1)	Containership	2013	4,800 TEU
Aminta International S.A.	May 5, 2010	Liberia	612	Drybulk Carrier	2012	37,200 Dwt
Adonia Enterprises S.A.	May 5, 2010	Liberia	625	Drybulk Carrier	2012	37,200 Dwt

(1) On March 17, 2011, the Company and the shipyard agreed to substitute two 4,800 TEU containerships for two of its Kamsarmax newbuilding contracts. In addition, on August 4, 2011, the Company agreed to convert its final Kamsarmax newbuilding contract (Hull 619) into one of its already existing 4,800 TEU containerships newbuildings.

Non-Vessel Owning Subsidiaries:

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Box Ships Inc. (1)	May 19, 2010	Marshall Islands

(1) Refer to Note 5

In April 2011, the Company’s wholly-owned subsidiary, Box Ships Inc., or Box Ships, completed its initial public offering (“IPO”) of 11,000,000 shares of its common stock, par value $0.01 per share, at $12.00 per share on the New York Stock Exchange (“NYSE”). Its shares are listed under the symbol “TEU”. At the closing of the IPO, the Company surrendered the 100 shares of capital stock of Box Ships, which were then cancelled.

Upon the closing of the IPO, the Company entered into the transactions discussed in Note 5 with Box Ships. As of December 31, 2011, the Company and Mr. Michael Bodouroglou, the Company’s Chairman and Chief Executive Officer, beneficially owned approximately 21.1% and 12.1%, respectively, of Box Ships outstanding common stock.

Management Company: The Company outsources the technical and commercial management of all of its subsidiaries’ vessels to Allseas Marine S.A. ("Allseas"), a related party, pursuant to management agreements with each vessel owning subsidiary. Each agreement has an initial term of five years. Mr. Michael Bodouroglou, the Company's President and Chief Executive Officer, is the sole shareholder and Managing Director of Allseas. These agreements automatically extend for successive five year term, unless, in each case, at least one month's advance notice of termination is given by either party (Note 10).

Major Charterers: For the years ended December 31, 2009, 2010 and 2011 the following charterers individually accounted for more than 10% of the Company’s charter revenue:

Charterer	Percentage of time charter revenue
	2009	2010	2011
Bunge S.A.	12.7%	-	-
Korea Line Corporation	26.9%	16.2%	-
Deiulemar Shipping S.P.A.	18.7%	28.2%	27.7%
Cosco Bulk Carriers Ltd	10.9%	12.6%	-
Deiulemar Compagnia Di Navigazione S.P.A.	-	10.7%	13.0%
Intermare Transport GmbH	-	10.9%	19.9%